Related Party Transactions - Summary of Compensation for Key Management (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Short-term employee salaries	₩ 34,676	₩ 22,626	₩ 21,990
Retirement benefit service costs	1,372	1,160	937
Share-based compensation	11,298	5,474	4,234
Total	47,346	29,260	₩ 27,161
Outstanding assets from transactions with key management	3,523	3,932
Outstanding liabilities from transaction with key management	₩ 69,372	₩ 34,054
Description of nature of key management personnel	Key management includes executives and directors of Woori Financial Group and major subsidiaries, and also includes CEO of other subsidiaries.